Shareholder Report, Holdings (Details) - C000000110 [Member]	May 31, 2026
Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Water And Sewar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	5.40%
WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
INDIANA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
IOWA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
OREGON
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%